Property, plant and equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Opening amount	SFr 27,626	SFr 8,868
Additions	59,414	28,459
Depreciation charge	(19,280)	(9,701)
Closing amount	67,760	27,626
Research and development expenses
Property, plant and equipment
Depreciation charge	(11,759)	(4,732)
General and administration expenses
Property, plant and equipment
Depreciation charge	(7,521)	(4,969)
Cost
Property, plant and equipment
Opening amount	2,837,594
Closing amount	2,897,008	2,837,594
Accumulated depreciation
Property, plant and equipment
Opening amount	(2,809,968)
Closing amount	(2,829,248)	(2,809,968)
Equipment
Property, plant and equipment
Opening amount	27,626	8,868
Additions	59,414	28,459
Depreciation charge	(19,280)	(9,701)
Closing amount	67,760	27,626
Equipment | Cost
Property, plant and equipment
Opening amount	1,622,865
Closing amount	1,682,279	1,622,865
Equipment | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,595,239)
Closing amount	(1,614,519)	(1,595,239)
Furniture and fixtures | Cost
Property, plant and equipment
Opening amount	7,564
Closing amount	7,564	7,564
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Opening amount	(7,564)
Closing amount	(7,564)	(7,564)
Chemical library | Cost
Property, plant and equipment
Opening amount	1,207,165
Closing amount	1,207,165	1,207,165
Chemical library | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,207,165)
Closing amount	SFr (1,207,165)	SFr (1,207,165)